Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical)	1 Months Ended		12 Months Ended
	Oct. 31, 2020	Nov. 30, 2019	Mar. 31, 2021	Mar. 31, 2020
Statement of Stockholders' Equity [Abstract]
Reverse stock split, description	Company approved a 1-for-4 reverse split of our outstanding shares of common stock that was effectuated on December 29, 2020; concurrently, the Company increased its authorized shares of common stock from 225,000,000 to 250,000,000; all share and per share data has been retroactively adjusted for this reverse split for all periods presented.	The Company effected a 9-for-10 reverse split of our authorized and outstanding shares of common stock. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share; 24,974,518 pre-reverse-split shares of common stock were combined during the 9-for-10 reverse split into 22,477,320 shares of post-reverse-split shares of common stock with 254 shares being issued for fractional shares through the date of the balance sheet.	1-for-4 reverse split	9-for-10 reverse stock split.